INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	Year ended December 31,
	2010	2011	2012
PRC current tax	$8,619,367	$16,465,233	$9,380,045
PRC deferred tax	(500,015)	(1,265,238)	512,458
	$8,119,352	$15,199,995	$9,892,503

US current tax	10,243	42,487	87,823
US deferred tax	-	(150,000)	-
	$10,243	$(107,513)	$87,823
Total provision for income taxes	$8,129,595	$15,092,482	$9,980,326

Summary of Deferred Tax Assets and Liabilities

	December 31,
	2011	2012
Deferred tax assets:
Research and development credits	$5,318,863	$6,056,361
Reserves and accruals recognized in different periods	3,987,803	4,307,914
Fixed assets basis difference	10,782	67,872
Tax loss carrying forward	14,331,511	18,613,655
Others	549,690	662,072
	$24,198,649	$29,707,874
Less: valuation allowance	(20,465,567)	(26,487,250)

Deferred tax assets, net	$3,733,082	$3,220,624
Analyzed as:
Current	$2,913,678	$2,449,719
Non-current	819,404	770,905
Deferred tax liabilities:
Timing difference relating to intangible assets arising from a business combination (Note 3(b))	$(1,611,875)	$(1,611,875)

Summary of Valuation Allowance on Deferred Assets

	December 31,
	2010	2011	2012
At beginning of year	$(12,516,415)	$(10,467,345)	$(20,465,567)
Acquisition of MobilePeak(Note 3(b))	-	(9,467,075)	-
Acquisition of Chengdu Chuanyue (Note 3(a))	-	-	(1,133,966)
Current year additions	-	(531,147)	(4,869,677)
Current year reversals	2,088,117	-	-
Effect of exchange rate changes	(39,047)	-	(18,040)
	$(10,467,345)	$(20,465,567)	$(26,487,250)

Schedule of Reconciliation of Unrecognized Tax Benefits

Unrecognized tax benefit-December 31, 2009	$2,583,981
Gross increases-tax positions in current period	477,996
Lapse of statute of limitations	-
Unrecognized tax benefit-December 31, 2010	$3,061,977
Gross increase - tax positions in current period	455,783
Gross increase - arising from acquisition of Telegent (Note 3(c))	5,567,241
Lapse of statute of limitations	(45,446)
Release of prior year tax positions	(2,040,211)
Unrecognized tax benefit-December 31, 2011	$6,999,344
Gross increase - tax positions in current period	276,245
Lapse of statute of limitations	-
Unrecognized tax benefit-December 31, 2012	$7,275,589

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate

	2010	2011	2012
PRC statutory Income Tax Rate	25%	25%	25%
Effect of different tax rate of Holding and subsidiaries	-12%	-11%	-5%
Effect of tax rates in foreign jurisdictions	6%	6%	5%
Expense not deductible for tax purpose	-1%	-1%	-2%
Benefit of tax holiday	-3%	-7%	-16%
Change in valuation allowance	-2%	0%	4%
Release of prior year uncertain tax position	-	-1%	-
Other	-2%	-1%	-1%
	11%	10%	10%

	2010	2011	2012
PRC statutory Income Tax Rate	25%	25%	25%
Effect of different tax rate of Holding and subsidiaries	-12%	-11%	-5%
Effect of tax rates in foreign jurisdictions	6%	6%	5%
Expense not deductible for tax purpose	-1%	-1%	-2%
Benefit of tax holiday	-3%	-7%	-16%
Change in valuation allowance	-2%	0%	4%
Release of prior year uncertain tax position	-	-1%	-
Other	-2%	-1%	-1%
	11%	10%	10%

Schedule of Tax Holiday

	Year ended December 31,
	2010	2011	2012
The aggregate dollar effect	$(9,089,241)	$(10,266,362)	$(16,860,720)
Per share effect-basic	$(0.06)	$(0.07)	$(0.12)
Per share effect-diluted	$(0.06)	$(0.07)	$(0.11)